Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 CAD ($)
Disclosure Of Other Provisions [Line Items]
Provision for interest	£ 150
Percentage of base rate charged to net finance costs	2.00%
Provision for expected liability	£ 853	£ 985			£ 1,058
– non-current	£ 392	387
Canada | Imperial Tobacco Canada
Disclosure Of Other Provisions [Line Items]
Reducing payments under Quebec Class Action | $							$ 9,200
Deposit amount to escrow account under Quebec Class Action | $							$ 1,100
ITG Brands, LLC MSA Litigation Agreements | Texas, Minnesota and Mississippi
Disclosure Of Other Provisions [Line Items]
Provision for expected liability		212		$ 272
Quebec Class Actions
Disclosure Of Other Provisions [Line Items]
Provision for expected liability					436	$ 758
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provision for expected liability					252
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Estimated unwind percentage of noncurrent provisions relates to termination payments	97.00%
Provision for expected liability	£ 179	241			298
– non-current	56	76
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions	£ 27
Estimated unwind percentage of noncurrent provisions	84.00%
Provision for expected liability	£ 41	38			28
– non-current	27	15
Fox River
Disclosure Of Other Provisions [Line Items]
Provision made during period			£ 274
Payments for funding agreement	2	2
Legal costs incurred	6	1
Provision for expected liability	62	70			£ 73
– non-current	£ 54	£ 69
Top of Range | Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years